Schedule of Investments(a)
July 31, 2021
(Unaudited)
Shares		Value
Common Stocks & Other Equity Interests–99.13%
Application Software–6.91%
Couchbase, Inc.(b)	117,600	$3,546,816
DocuSign, Inc.(b)	120,422	35,890,573
HubSpot, Inc.(b)	22,421	13,363,364
RingCentral, Inc., Class A(b)	194,021	51,855,993
Synopsys, Inc.(b)	68,945	19,855,471
		124,512,217
Automobile Manufacturers–0.93%
General Motors Co.(b)	293,684	16,692,999
Biotechnology–0.56%
Kura Oncology, Inc.(b)	529,549	10,029,658
Casinos & Gaming–1.71%
Penn National Gaming, Inc.(b)(c)	450,332	30,793,702
Data Processing & Outsourced Services–8.74%
Mastercard, Inc., Class A	79,325	30,614,691
Payoneer Global, Inc.(b)(c)	2,296,160	21,675,750
PayPal Holdings, Inc.(b)	201,210	55,439,391
Square, Inc., Class A(b)	104,728	25,895,045
StoneCo Ltd., Class A (Brazil)(b)	403,815	23,760,475
		157,385,352
Health Care Equipment–3.66%
Intuitive Surgical, Inc.(b)	39,274	38,938,600
Teleflex, Inc.	67,899	26,985,100
		65,923,700
Hotels, Resorts & Cruise Lines–1.41%
Booking Holdings, Inc.(b)	11,614	25,298,312
Interactive Home Entertainment–4.45%
Activision Blizzard, Inc.	212,985	17,809,806
Electronic Arts, Inc.	72,130	10,383,835
Nintendo Co. Ltd. (Japan)	27,300	14,065,929
Sea Ltd., ADR (Taiwan)(b)	137,365	37,934,718
		80,194,288
Interactive Media & Services–14.66%
Alphabet, Inc., Class A(b)	49,460	133,271,454
Facebook, Inc., Class A(b)	262,051	93,368,771
Kuaishou Technology (China)(b)(d)	248,100	3,339,277
Match Group, Inc.(b)(c)	54,065	8,610,932
ZoomInfo Technologies, Inc., Class A(b)	474,117	25,483,789
		264,074,223
Internet & Direct Marketing Retail–7.40%
Amazon.com, Inc.(b)	25,750	85,685,442
Farfetch Ltd., Class A (United Kingdom)(b)	399,801	20,038,026
MercadoLibre, Inc. (Argentina)(b)	17,498	27,449,113
		133,172,581
Internet Services & Infrastructure–2.16%
Twilio, Inc., Class A(b)	104,010	38,857,096
Shares		Value
Life Sciences Tools & Services–5.76%
10X Genomics, Inc., Class A(b)(c)	154,333	$28,278,436
Avantor, Inc.(b)	1,182,720	44,446,618
IQVIA Holdings, Inc.(b)	125,355	31,050,433
		103,775,487
Semiconductor Equipment–11.18%
Applied Materials, Inc.	774,364	108,356,754
ASML Holding N.V., New York Shares (Netherlands)	73,234	56,151,437
Lam Research Corp.	57,824	36,857,596
		201,365,787
Semiconductors–7.09%
NVIDIA Corp.	464,008	90,476,920
QUALCOMM, Inc.	248,722	37,258,556
		127,735,476
Systems Software–15.72%
Crowdstrike Holdings, Inc., Class A(b)	51,679	13,106,311
KnowBe4, Inc., Class A(b)(c)	447,049	9,481,909
Microsoft Corp.	512,747	146,086,748
Palo Alto Networks, Inc.(b)	107,958	43,080,640
ServiceNow, Inc.(b)	82,685	48,609,685
Zscaler, Inc.(b)	96,184	22,690,767
		283,056,060
Technology Hardware, Storage & Peripherals–5.39%
Apple, Inc.	665,720	97,101,919
Trucking–1.40%
Uber Technologies, Inc.(b)	579,664	25,192,197
Total Common Stocks & Other Equity Interests (Cost $928,845,395)		1,785,161,054
Money Market Funds–0.96%
Invesco Government & Agency Portfolio, Institutional Class, 0.03%(e)(f)	5,834,950	5,834,950
Invesco Liquid Assets Portfolio, Institutional Class, 0.01%(e)(f)	4,749,865	4,751,765
Invesco Treasury Portfolio, Institutional Class, 0.01%(e)(f)	6,668,514	6,668,514
Total Money Market Funds (Cost $17,254,711)		17,255,229
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-100.09% (Cost $946,100,106)		1,802,416,283
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds–4.21%
Invesco Private Government Fund, 0.02%(e)(f)(g)	22,747,974	22,747,974

See accompanying notes which are an integral part of this schedule.
Invesco Technology Fund

Shares		Value
Money Market Funds–(continued)
Invesco Private Prime Fund, 0.12%(e)(f)(g)	53,057,384	$53,078,608
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $75,826,582)		75,826,582
TOTAL INVESTMENTS IN SECURITIES–104.30% (Cost $1,021,926,688)		1,878,242,865
OTHER ASSETS LESS LIABILITIES—(4.30)%		(77,365,746)
NET ASSETS–100.00%		$1,800,877,119
Investment Abbreviations:
ADR	– American Depositary Receipt
Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at July 31, 2021.
(d)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The value of this security at July 31, 2021 represented less than 1% of the Fund’s Net Assets.
(e)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended July 31, 2021.

	Value April 30, 2021	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain	Value July 31, 2021	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$5,850,425	$39,295,059	$(39,310,534)	$-	$-	$5,834,950	$341
Invesco Liquid Assets Portfolio, Institutional Class	4,757,529	28,067,899	(28,073,663)	(158)	158	4,751,765	110
Invesco Treasury Portfolio, Institutional Class	6,686,199	44,908,639	(44,926,324)	-	-	6,668,514	151
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	19,842,453	38,853,260	(35,947,739)	-	-	22,747,974	484*
Invesco Private Prime Fund	29,763,679	87,602,865	(64,287,936)	-	-	53,078,608	6,870*
Total	$66,900,285	$238,727,722	$(212,546,196)	$(158)	$158	$93,081,811	$7,956

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(f)	The rate shown is the 7-day SEC standardized yield as of July 31, 2021.
(g)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.
Invesco Technology Fund

Notes to Quarterly Schedule of Portfolio Holdings
July 31, 2021
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of July 31, 2021. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stocks & Other Equity Interests	$1,767,755,848	$17,405,206	$—	$1,785,161,054
Money Market Funds	17,255,229	75,826,582	—	93,081,811
Total Investments	$1,785,011,077	$93,231,788	$—	$1,878,242,865
Invesco Technology Fund